Leases	12 Months Ended
Dec. 31, 2019
Leases [abstract]
Leases
43	Leases

The Group as a lessee

(a)	Right-of-use assets

The carrying amounts of the Group’s right-of-use assets and the movements during the year are as follows:

	Right-of-use assets
	Buildings	Electric utility plant in service	Trans- portation facilities	Land use rights	Others	Total

As at 1 January 2019	320,591	1,387,258	826	11,810,054	339,501	13,858,230
Reclassification	(265,167)	-	229,292	375,376	(339,501)	-
Additions	109,321	2,643,363	-	1,270,033	477,353	4,500,070
Depreciation charge	(21,983)	(233,218)	(16,967)	(496,464)	(12,986)	(781,618)
Disposals/write-off	-	-	-	(431,813)	-	(431,813)
Currency translation differences	552	3,090	(6,730)	26,291	-	23,203
As at 31 December 2019	143,314	3,800,493	206,421	12,553,477	464,367	17,168,072

(b)	Lease liabilities

The carrying amount of lease liabilities and the movements during the year are as follows:
As at 31 December
2019

Carrying amount at 1 January	2,216,792
New leases	2,835,993
Accretion of interest recognised during the year	171,573
Currency translation difference	(23,673)
Payments	(488,015)

Carrying amount at 31 December	4,712,670

Analysed into:
Current portion	432,745
Non-current portion	4,279,925

The maturity analysis of lease liabilities is as follows:

31 December
2019

Within 1 year	432,745
After 1 year but within 2 years	1,323,826
After 2 years but within 3 years	332,986
After 3 years	2,623,113

Total	4,712,670

The amounts recognised in profit or loss in relation to leases are as follows:

As at 31 December
2019

Interest on lease liabilities	171,573
Depreciation charge of right-of-use assets	734,827
Expense relating to short-term leases and other leases with remaining lease terms ended on or before 31 December 2019	231,651
Expense relating to leases of low-value assets	2,488

Total amount recognised in profit or loss	1,140,539

(c)	Extension and termination options

The Group has several lease contracts that include extension and termination options. These options are negotiated by management to provide flexibility in managing the leased-asset portfolio and they are aligned with the Group’s business needs. As of 31 December 2019, there is neither any extension options that the Group does not expect to exercise nor any significant termination options that the Group expects to exercise.

(d)	Variable lease payment

The Group does not have variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees.

(e)	The total cash outflow for leases is disclosed in note 36 to these financial statements.

The Group as a lessor

(a)	Finance lease

The Group’s finance lease is mainly relating to Ruyi Pakistan, SinoSing Power and Shandong Maintenance Company.

Ruyi Pakistan Energy entered into the power purchase agreement with CPPA-G to sell all of the electricity produced with a regulated tariff mechanism approved by the Pakistan National Electric Power Regulatory Authority. In accordance with the power purchase agreement and tariff mechanism, almost all the risks and rewards in relation to the power assets were in substance transferred to CPPA-G and therefore the assets were accounted for as a finance lease to CPPA-G.

SinoSing Power’s subsidiary Tuas Group entered into two build-to-suits agreements with third parties which contains sale and lease back agreement and operation maintenance services. Pursuant to the agreement, Tuas Group is viewed as the lessor and has conveyed the third parties the right to use the asset in exchange for consideration over the entire useful lives of the power plants .

Shandong Maintenance Company entered into the Energy Management Contract with Huangtai #8 Power Plant to provide the energy saving equipment construction service. Pursuant to the agreement, all the risk and rewards in relation to the energy saving equipment were in substance transferred to Huangtai#8 Power Plant as the benefit could be reliably estimated during the contract period.

Total finance lease income recognised by the Group during the year was RMB1,711 million.

As at 31 December 2019, the maturity analysis of the Group’s finance lease receivables are as follows:
31 December
2019

Within 1 year	2,172,707
After 1 year but within 2 years	2,156,047
After 2 years but within 3 years	2,146,481
After 3 years but within 4 years	2,132,394
After 4 years but within 5 years	2,163,914
After 5 years	21,184,829

Total undiscounted finance lease payments	31,956,372
Unearned finance income	(20,949,750)
Allowance for ECL	(3,086)

Total finance lease receivables as at 31 December 2019	11,003,536

(b)	Operating lease

The Group leases certain property, plant and equipment under operating lease arrangements. Rental income recognised by the Group during the year was RMB140 million.

As at 31 December 2019, the undiscounted lease payments receivable by the Group in future periods under non-cancellable operating leases with its tenants are as follows:

31 December
2019

Within 1 year	28,143
After 1 year but within 2 years	27,867
After 2 years but within 3 years	27,695
After 3 years but within 4 years	27,617
After 4 years but within 5 years	27,645
After 5 years	16,974

Total	155,941